Other disclosures - Schedule of offsetting of financial instruments (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets offset in the consolidated balance sheets
Gross amount of financial assets	€ 341,365	€ 329,088	€ 304,375
Gross amount of financial assets offset in the balance sheet	(150,047)	(167,383)	(150,692)
Net amount of financial assets presented in the balance sheet	191,318	161,705	153,683
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	368,205	358,968	324,577
Gross amount of financial liabilities offset in the balance sheet	(150,047)	(167,383)	(150,692)
Net amount of financial liabilities presented in the balance sheet	218,158	191,585	173,885
Derivatives
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	145,064	146,128	175,862
Gross amount of financial liabilities offset in the balance sheet	(82,559)	(87,883)	(101,743)
Net amount of financial liabilities presented in the balance sheet	62,505	58,245	74,119
Reverse repurchase agreements
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	223,141	212,840	148,715
Gross amount of financial liabilities offset in the balance sheet	(67,488)	(79,500)	(48,949)
Net amount of financial liabilities presented in the balance sheet	155,653	133,340	99,766
Derivatives
Financial assets offset in the consolidated balance sheets
Gross amount of financial assets	152,331	149,508	176,814
Gross amount of financial assets offset in the balance sheet	(82,559)	(87,883)	(101,743)
Net amount of financial assets presented in the balance sheet	69,772	61,625	75,071
Reverse repurchase agreements
Financial assets offset in the consolidated balance sheets
Gross amount of financial assets	189,034	179,580	127,561
Gross amount of financial assets offset in the balance sheet	(67,488)	(79,500)	(48,949)
Net amount of financial assets presented in the balance sheet	€ 121,546	€ 100,080	€ 78,612